Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	Less than 1.0%
Allowance for loan losses related to commercial loans and real estate loans	$ 500
Number of days reaching which loans are considered for nonaccrual status	90 days
Other assets	9,509	9,304
Federal Home Loan Bank par value	$ 100
Tax position realized upon ultimate settlement	50.00%
Number of operating segments	1
Other Real Estate Owned [Member]
Significant Accounting Policies [Line Items]
Other assets	$ 173	$ 471
Unsecured Debt [Member]
Significant Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets		12 years
Maximum [Member] | Furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset		7 years
Maximum [Member] | Buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset		50 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Water St. [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	Less than 1%